UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 14, 2012

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Total Value: $ 232,080 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Acco Brands Corp             Common     00081T108   $20,336   3,133,475    SH    SOLE  N/A   2,490,000  N/A    643,475
AT & T Corp                  Common     00206R102   $ 1,357      36,000    SH    SOLE  N/A      36,000  N/A        -
Avon Products Inc            Common     054303102   $12,889     808,110    SH    SOLE  N/A     658,800  N/A    149,310
Cadiz Inc                    Common     127537207   $15,426   1,588,668    SH    SOLE  N/A   1,145,785  N/A    442,883
Compass Diversified Holdings Common     20451Q104   $11,011     745,010    SH    SOLE  N/A     740,000  N/A      5,010
Compugen Ltd                 Common     M25722105   $   188      50,000    SH    SOLE  N/A         -    N/A     50,000
Darling International Inc    Common     237266101   $   421      23,000    SH    SOLE  N/A      23,000  N/A        -
Durect Corporation           Common     266605104   $ 6,203   4,307,900    SH    SOLE  N/A   3,274,000  N/A  1,033,900
FXCM Inc-A                   Common     302693106   $20,361   2,132,094    SH    SOLE  N/A   1,749,294  N/A    382,800
Global Power Equipment Group Common     37941P306   $14,902     805,939    SH    SOLE  N/A     662,800  N/A    143,139
Great Lakes Dredge & Dock Co Common     390607109   $12,170   1,580,505    SH    SOLE  N/A   1,276,200  N/A    304,305
GSE Holding Inc              Common     36191X100   $   938     119,534    SH    SOLE  N/A     119,534  N/A        -
Heska Corp                   Common     42805E306   $ 4,835     536,064    SH    SOLE  N/A     410,500  N/A    125,564
Hess Corp                    Common     42809H107   $ 3,760      70,000    SH    SOLE  N/A      70,000  N/A        -
Horsehead Holding Corp       Common     440694305   $21,267   2,272,563    SH    SOLE  N/A   1,876,933  N/A    395,630
Johnson Ctls Inc             Common     478366107   $   343      12,500    SH    SOLE  N/A      12,500  N/A        -
Kennedy-Wilson Holdings Inc  Common     489398107   $ 5,323     381,000    SH    SOLE  N/A     381,000  N/A        -
Libbey Inc                   Common     529898108   $27,103   1,717,555    SH    SOLE  N/A   1,297,300  N/A    420,255
Matrix Service Co            Common     576853105   $13,926   1,316,211    SH    SOLE  N/A   1,068,311  N/A    247,900
Metalico Inc                 Common     591176102   $10,819   4,226,156    SH    SOLE  N/A   3,237,585  N/A    988,571
Microsoft Corp               Common     594918104   $ 1,354      45,500    SH    SOLE  N/A      45,500  N/A        -
Rand Logistics Inc           Common     752182105   $13,840   1,838,015    SH    SOLE  N/A   1,364,000  N/A    474,015
Stealthgas Inc               Common     Y81669106   $12,775   1,881,411    SH    SOLE  N/A   1,449,000  N/A    432,411
United States Steel Corp     Common     912909108   $   420      22,000    SH    SOLE  N/A         -    N/A     22,000
Uranium Resources Inc        Common     916901507   $   112     220,360    SH    SOLE  N/A     180,600  N/A     39,760